Related Party Transactions (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($) a tbtu / yr yd3 tbtu item $ / MMBTU	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) a tbtu / yr yd3 MMBTU item $ / MMBTU	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Due to affiliates	$ 15,574,000		$ 7,050,000	$ 2,332,000
Other non-current liabilities—affiliate	0		618,000	1,231,000
Operating and maintenance expense—affiliate	149,000	$ 20,000	95,000	0	$ 0
Other current assets—affiliate	159,000		141,000	167,000
Noncash capital contribution for conveyance of asset from affiliate			143,000
Cash contributions	$ 184,039,000	0	$ 91,000	1,560,915,000	97,603,000
LNG Sale and Purchase Agreements [Member] | Cheniere Marketing UK | CCL [Member]
Related Party Transaction [Line Items]
Number Of Fixed Price Contracts | item	2		2
Sale and Purchase Agreement, Term of Agreement	20 years		20 years
Cheniere Marketing Foundation SPA [Member] | Cheniere Marketing UK | CCL [Member]
Related Party Transaction [Line Items]
LNG Volume, Purchase Price | $ / MMBTU	3.50		3.50
LNG Volume, Purchase Price Percentage of Henry Hub	115.00%		115.00%
Contract Volumes | tbtu / yr	40		40
Cheniere Marketing Base SPA [Member] | Cheniere Marketing UK | CCL [Member]
Related Party Transaction [Line Items]
LNG Volume, Purchase Price | $ / MMBTU	3.00		3.00
LNG Volume, Purchase Price Percentage of Henry Hub	115.00%		115.00%
Cheniere Marketing Base SPA [Member] | Cheniere Marketing UK | CCL [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Contract Volumes	150		150
Service Agreements [Member]
Related Party Transaction [Line Items]
Expenses—affiliate	$ 500,000	200,000	$ 600,000	$ 5,500,000	$ 7,900,000
Gas and Power Supply Services Agreement [Member] | Shared Services [Member] | CCL [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Committed Monthly Fee	125,000		125,000
Operation and Maintenance Agreement [Member] | O&M Services [Member] | CCL [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Committed Monthly Fee	125,000		125,000
Management Services Agreement [Member] | Shared Services [Member] | CCL [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Committed Monthly Fee	$ 375,000		$ 375,000
Monthly fee as a percentage of capital expenditures incurred in the previous month	3.00%		3.00%
Lease Agreement [Member] | Cheniere Land Holdings [Member] | CCL [Member]
Related Party Transaction [Line Items]
Acres of land | a	60		35
Lease Term			5 years
Period From Effective Date Of Lease, Annual Lease Payment Paid In Advance	30 days
Annual lease payment	$ 400,000		$ 210,000
Operating and maintenance expense—affiliate	100,000	$ 0	100,000
Other current assets—affiliate	$ 200,000		100,000
Lease Agreement [Member] | Cheniere Land Holdings [Member] | CCL [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Lease Term	3 years
Lease Agreement [Member] | Cheniere Land Holdings [Member] | CCL [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Lease Term	5 years
Lease Agreement [Member] | Cheniere Land Holdings [Member] | CCP [Member]
Related Party Transaction [Line Items]
Noncash capital contribution for conveyance of asset from affiliate			143,000
Payments to Acquire Easement			300,000
Dredge Material Disposal Agreement [Member] | Cheniere Land Holdings [Member] | CCL [Member]
Related Party Transaction [Line Items]
Due to affiliates			300,000
Dredge Material Deposits, Price Per Deposit	$ 0.50		$ 0.50
Dredge Material Deposits, Deposit Amounts | yd3	5,000,000.0		5,000,000.0
Tax Sharing Agreement [Member] | Cheniere [Member] | CCL [Member]
Related Party Transaction [Line Items]
Income Taxes Paid, Net	$ 0		$ 0
Tax Sharing Agreement [Member] | Cheniere [Member] | CCP [Member]
Related Party Transaction [Line Items]
Income Taxes Paid, Net	0		0
Equity Contributions Agreement [Member] | Cheniere [Member]
Related Party Transaction [Line Items]
Cash contributions	1,700,000,000		1,500,000,000
Equity Contributions Agreement [Member] | Cheniere [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Cash contributions	$ 2,600,000,000		$ 2,600,000,000